Exhibit 99.1

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

Collection Period	30-Sep-20	30/360 Days	30	Collection Period Start	1-Sep-20
Distribution Date	15-Oct-20	Actual/360 Days	30	Collection Period End	30-Sep-20
				Prior Month Settlement Date	15-Sep-20
				Current Month Settlement Date	15-Oct-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,656,592,636.57	80,593,156.72	0.00	0.000000
Yield Supplement Overcollaterization		94,092,683.58	1,152,365.07	0.00
Total Adjusted Pool Balance		1,562,499,952.99	79,440,791.65	0.00
Total Adjusted Securities		1,562,499,952.99	79,440,791.65	0.00	0.000000
Class A-1 Notes	0.63000%	365,700,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.05000%	388,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.45238%	150,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.32000%	472,300,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.54000%	124,000,000.00	16,940,838.66	0.00	0.000000
Certificates	0.00000%	62,499,952.99	62,499,952.99	0.00	0.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	16,940,838.66	21,740.74	136.6196666	0.1753285
Certificates	62,499,952.99	0.00	—	—

Total Securities	79,440,791.65	21,740.74

I. COLLECTIONS

Interest:
Interest Collections				152,457.20
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				152,457.20
Principal:
Principal Collections				9,754,172.55
Repurchased Loan Proceeds Related to Principal				70,731,193.10

Total Principal Collections				80,485,365.65
Recoveries of Defaulted Receivables				132,363.28
Servicer Advances				0.00

Total Collections				80,770,186.13

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			20,836	79,440,791.65
Total Principal Payment				79,440,791.65

			—	0.00

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	80,770,186.13
Reserve Account Draw	3,906,249.88
Total Available for Distribution	84,676,436.01
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	67,160.96
Servicing Fee Paid	67,160.96
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	21,740.74
Class A-4 Notes Monthly Interest Paid	21,740.74
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		21,740.74
Total Note Monthly Interest Paid		21,740.74
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		84,587,534.31
4. Total Monthly Principal Paid on the Notes		16,940,838.66
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		16,940,838.66
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		62,499,952.99
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		62,499,952.99
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		5,146,742.66
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		5,146,742.66

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,906,249.88
Required Reserve Account Amount		3,906,249.88
Beginning Reserve Account Balance		3,906,249.88
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		0.00
Required Reserve Account Amount for Next Period		3,906,249.88

VI. POOL STATISTICS

Weighted Average Coupon		2.27%
Weighted Average Remaining Maturity		13.09

	Amount	Number
Principal on Defaulted Receivables	107,791.07	15
Principal Recoveries of Defaulted Receivables	132,363.28

Monthly Net Losses	(24,572.21)
Pool Balance at Beginning of Collection Period	80,593,156.72
Net Loss Ratio for Third Preceding Collection Period	-0.42%
Net Loss Ratio for Second Preceding Collection Period	-0.58%
Net Loss Ratio for Preceding Collection Period	-0.44%
Net Loss Ratio for Current Collection Period	-0.37%
Four-Month Average Net Loss Ratio	-0.45%
Cumulative Net Losses for all Periods	12,821,235.73

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	807,603.57	129	0.00%
61-90 Days Delinquent	204,164.70	34	0.00%
91-120 Days Delinquent	86,059.65	14	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,097,827.92	177	0.00%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.32%	0.20%
Delinquency Ratio for Second Preceding Collection Period	0.32%	0.21%
Delinquency Ratio for Preceding Collection Period	0.44%	0.26%
Delinquency Ratio for Current Collection Period	0.00%	0.00%
Four-Month Average Delinquency Ratio	0.27%	0.17%
60 Day Delinquent Receivables	292,261.79
Delinquency Percentage	0.00%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	494,515.51
Number of Extensions	80

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO